Long-Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Long-Term Debt [Abstract]
LONG-TERM DEBT

6.    LONG-TERM DEBT

At June 30, 2015 and December 31, 2014, our long-term debt consisted of the following:

	June 30,	December 31,
	2015	2014

Oncor (a):
6.375% Fixed Senior Notes due January 15, 2015	$-	$500
5.000% Fixed Senior Notes due September 30, 2017	324	324
6.800% Fixed Senior Notes due September 1, 2018	550	550
2.150% Fixed Senior Notes due June 1, 2019	250	250
5.750% Fixed Senior Notes due September 30, 2020	126	126
4.100% Fixed Senior Notes due June 1, 2022	400	400
7.000% Fixed Debentures due September 1, 2022	800	800
2.950% Fixed Senior Notes due April 1, 2025	350	-
7.000% Fixed Senior Notes due May 1, 2032	500	500
7.250% Fixed Senior Notes due January 15, 2033	350	350
7.500% Fixed Senior Notes due September 1, 2038	300	300
5.250% Fixed Senior Notes due September 30, 2040	475	475
4.550% Fixed Senior Notes due December 1, 2041	400	400
5.300% Fixed Senior Notes due June 1, 2042	500	500
3.750% Fixed Senior Notes due April 1, 2045	375	-
Unamortized discount	(20)	(19)
Less amount due currently	-	(500)
Long-term debt, less amounts due currently — Oncor	5,680	4,956
Bondco (b):
5.420% Fixed Series 2003 Bonds due in semiannual installments through August 15, 2015	25	54
5.290% Fixed Series 2004 Bonds due in semiannual installments through May 15, 2016	86	126
Less amount due currently	(111)	(139)
Long-term debt, less amounts due currently — Bondco	-	41
Total long-term debt, less amounts due currently	$5,680	$4,997

__________

(a)   Secured by first priority lien on certain transmission and distribution assets equally and ratably with all of Oncor’s other secured indebtedness.  See “Deed of Trust” below for additional information.

(b)   The transition bonds are nonrecourse to Oncor and were issued to securitize a regulatory asset.

Debt-Related Activity in 2015

Debt Repayments

Repayments of long-term debt in the six months ended June 30, 2015 totaled $569 million representing $500 million aggregate principal amount of 6.375% senior secured notes paid at the scheduled maturity date of January 15, 2015 and $69 million representing transition bond principal payments at scheduled maturity dates.

Issuance of New Senior Secured Notes

In March 2015, we issued $350 million aggregate principal amount of 2.950% senior secured notes maturing in April 2025 (2025 Notes) and $375 million aggregate principal amount of 3.750% senior secured notes maturing in April 2045 (2045 Notes, and together with the 2025 Notes, the Notes).  We used the proceeds (net of the initial purchasers’ discount, fees and expenses) of approximately $714 million from the sale of the Notes to repay borrowings under our revolving credit facility and for other general corporate purposes.  The Notes are secured by a first priority lien, and are secured equally and ratably with all of our other secured indebtedness.

Interest on the Notes is payable in cash semiannually in arrears on April 1 and October 1 of each year, beginning on October 1, 2015.  Prior to January 1, 2025, in the case of the 2025 Notes, and October 1, 2044, in the case of the 2045 Notes, we may at our option at any time redeem all or part of the Notes at a price equal to 100% of their principal amount, plus accrued and unpaid interest and a make-whole premium.  On and after January 1, 2025, in the case of the 2025 Notes, and October 1, 2044, in the case of the 2045 Notes, Oncor may redeem the Notes at any time, in whole or in part, at a redemption price equal to 100% of the principal amount of such Notes, plus accrued and unpaid interest. The Notes also contain customary events of default, including failure to pay principal or interest on the Notes when due.

The Notes were issued in a private placement and were not registered under the Securities Act.  We have agreed, subject to certain exceptions, to register with the SEC notes having substantially identical terms as the Notes (except for provisions relating to the transfer restriction and payment of additional interest) as part of an offer to exchange freely tradable exchange notes for the Notes.  We have agreed to use commercially reasonable efforts to cause the exchange offer to be completed within 315 days after the issue date of the Notes.  If a registration statement for the exchange offer is not declared effective by the SEC within 270 days after the issue date of the Notes or the exchange offer is not completed within 315 days after the issue date of the Notes (an exchange default), then the annual interest rate on the Notes will increase 50 basis points per annum until the earlier of the expiration of the exchange default or the second anniversary of the issue date of the Notes.

Deed of Trust

Our secured indebtedness, including the revolving credit facility described in Note 5, is secured equally and ratably by a first priority lien on property we acquired or constructed for the transmission and distribution of electricity.  The property is mortgaged under the Deed of Trust.  The Deed of Trust permits us to secure indebtedness (including borrowings under our revolving credit facility) with the lien of the Deed of Trust up to the aggregate of (i) the amount of available bond credits, and (ii) 85% of the lower of the fair value or cost of certain property additions that could be certified to the Deed of Trust collateral agent.  At June 30, 2015, the amount of available bond credits was approximately $2.637 billion and the amount of future debt we could secure with property additions, subject to those property additions being certified to the Deed of Trust collateral agent, was $1.103 billion.

Fair Value of Long-Term Debt

At June 30, 2015 and December 31, 2014, the estimated fair value of our long-term debt (including current maturities) totaled $6.622 billion and $6.844 billion, respectively, and the carrying amount totaled $5.791 billion and $5.636 billion, respectively.  The fair value is estimated by an independent party who uses observable market data, representing Level 2 valuations under accounting standards related to the determination of fair value.

7.    LONG-TERM DEBT

At December 31, 2014 and 2013, our long-term debt consisted of the following:

	December 31,
	2014	2013

Oncor (a):
6.375% Fixed Senior Notes due January 15, 2015	$500	$500
5.000% Fixed Senior Notes due September 30, 2017	324	324
6.800% Fixed Senior Notes due September 1, 2018	550	550
2.150% Fixed Senior Notes due June 1, 2019	250	-
5.750% Fixed Senior Notes due September 30, 2020	126	126
4.100% Fixed Senior Notes due June 1, 2022	400	400
7.000% Fixed Debentures due September 1, 2022	800	800
7.000% Fixed Senior Notes due May 1, 2032	500	500
7.250% Fixed Senior Notes due January 15, 2033	350	350
7.500% Fixed Senior Notes due September 1, 2038	300	300
5.250% Fixed Senior Notes due September 30, 2040	475	475
4.550% Fixed Senior Notes due December 1, 2041	400	400
5.300% Fixed Senior Notes due June 1, 2042	500	500
Unamortized discount	(19)	(23)
Less amount due currently	(500)	-
Long-term debt, less amounts due currently — Oncor	4,956	5,202

Bondco (b):
5.420% Fixed Series 2003 Bonds due in semiannual installments through August 15, 2015	54	106
5.290% Fixed Series 2004 Bonds due in semiannual installments through May 15, 2016	126	205
Unamortized fair value discount related to transition bonds	-	(1)
Less amount due currently	(139)	(131)
Long-term debt, less amounts due currently — Bondco	41	179
Total long-term debt, less amounts due currently	$4,997	$5,381

__________

(a)Secured by first priority lien on certain transmission and distribution assets equally and ratably with all of Oncor’s other secured indebtedness.  See “Deed of Trust” below for additional information.

(b)The transition bonds are nonrecourse to Oncor and were issued to securitize a regulatory asset.

Debt-Related Activity in 2014

Debt Repayments

Repayments of long-term debt in 2014 totaled $131 million and represent transition bond principal payments at scheduled maturity dates.

Issuance of New Senior Secured Notes

In May 2014, we issued $250 million aggregate principal amount of 2.150% senior secured notes maturing in June 2019 (2019 Notes).  We used the proceeds (net of the initial purchasers’ discount, fees and expenses) of approximately $248 million from the sale of the 2019 Notes to repay borrowings under our revolving credit facility and for other general corporate purposes.  The 2019 Notes are secured by a first priority lien, and are secured equally and ratably with all of our other secured indebtedness.

Interest on the 2019 Notes is payable in cash semiannually in arrears on June 1 and December 1 of each year, beginning on December 1, 2014.  We may at our option redeem the 2019 Notes, in whole or in part, at any time, at a price equal to 100% of their principal amount, plus accrued and unpaid interest and, until May 1, 2019, a make-whole premium.  The 2019 Notes also contain customary events of default, including failure to pay principal or interest on the 2019 Notes when due.

The 2019 Notes were issued in a private placement.  In December 2014 we completed an offering with the holders of the 2019 Notes to exchange their respective 2019 Notes for notes that have terms identical in all material respects to the Notes (2019 Exchange Notes), except that the 2019 Exchange Notes do not contain terms with respect to transfer restrictions, registration rights and payment of additional interest for failure to observe certain obligations in a certain registration rights agreement.  The 2019 Exchange Notes were registered on a Form S-4, which was declared effective in November 2014.

Debt-Related Activity in 2013

Debt Repayments

Repayments of long-term debt in 2013 totaled $125 million and represent transition bond principal payments at scheduled maturity dates.

Issuance of New Senior Secured Notes

In May 2013, we completed the sale of $100 million aggregate principal amount of 4.550% senior secured notes maturing in December 2041 (Additional 2041 Notes).  The Additional 2041 Notes were an additional issuance of our 4.550% senior secured notes maturing in December 2041, $300 million aggregate principal amount of which were previously issued in November 2011 (2041 Notes).  The Additional 2041 Notes were issued as part of the same series as the 2041 Notes.  We used the net proceeds of approximately $107 million from the sale of the Additional 2041 Notes to repay borrowings under our revolving credit facility and for general corporate purposes.  The Additional 2041 Notes and 2041 Notes are secured by the first priority lien and are secured equally and ratably with all of our other secured indebtedness as discussed below.

Interest on the Additional 2041 Notes is payable in cash semiannually in arrears on June 1 and December 1 of each year, beginning on June 1, 2013.  We may at our option redeem the Additional 2041 Notes, in whole or in part, at any time, at a price equal to 100% of their principal amount, plus accrued and unpaid interest and, until June 1, 2041, a make-whole premium.  The notes also contain customary events of default, including failure to pay principal or interest on the notes when due.

The Additional 2041 Notes were issued in a private placement.  In July 2013 we completed an offering with the holders of the Additional 2041 Notes to exchange their respective Additional 2041 Notes for notes that have terms identical in all material respects to the Additional 2041 Notes (Exchange Notes), except that the Exchange Notes do not contain terms with respect to transfer restrictions, registration rights and payment of additional interest for failure to observe certain obligations in a certain registration rights agreement.  The Exchange Notes were registered on a Form S-4, which was declared effective in June 2013.

Deed of Trust

Our secured indebtedness, including the revolving credit facility described in Note 6, is secured equally and ratably by a first priority lien on property we acquired or constructed for the transmission and distribution of electricity.  The property is mortgaged under the Deed of Trust.  The Deed of Trust permits us to secure indebtedness (including borrowings under our revolving credit facility) with the lien of the Deed of Trust up to the aggregate of (i) the amount of available bond credits, and (ii) 85% of the lower of the fair value or cost of certain property additions that could be certified to the Deed of Trust collateral agent.  At December 31, 2014, the amount of available bond credits was approximately $2.208 billion and the amount of future debt we could secure with property additions, subject to those property additions being certified to the Deed of Trust collateral agent, was $1.570 billion.

Maturities

Long-term debt maturities at December 31, 2014, are as follows:

Year	Amount

2015	$639
2016	41
2017	324
2018	550
2019	250
Thereafter	3,851
Unamortized discount	(19)
Total	$5,636

Fair Value of Long-Term Debt

At December 31, 2014 and 2013, the estimated fair value of our long-term debt (including current maturities) totaled $6.844 billion and $6.188 billion, respectively, and the carrying amount totaled $5.636 billion and $5.512 billion, respectively.  The fair value is estimated based upon the market value as determined by quoted market prices, representing Level 1 valuations under accounting standards related to the determination of fair value.